Income Taxes (Details) - Schedule of income tax provision (benefit) - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal
State and local					167,443	47,032
Foreign
Current					167,443	47,032
Deferred:
Federal
State and local
Foreign
Deferred
Total income tax expense (benefit)	$ 604,608	$ 3,518	$ 613,531	$ 3,518	$ 167,443	$ 47,032